American Funds Developing World Growth and Income FundSM
Investment portfolio
February 28, 2022
unaudited
Common stocks 94.57% Financials 23.88%	Shares	Value (000)
Ping An Insurance (Group) Company of China, Ltd., Class H1	16,682,000	$128,943
China Merchants Bank Co., Ltd., Class H1	8,412,500	70,991
AIA Group, Ltd.[1]	5,563,200	57,845
Bank Mandiri (Persero) Tbk PT1	77,220,753	41,657
Industrial and Commercial Bank of China Ltd., Class H1,2	69,550,100	41,589
HDFC Bank, Ltd.[1]	1,875,900	35,656
Discovery, Ltd.[1,2]	3,234,387	33,168
Korea Investment Holdings Co., Ltd.[1]	480,429	31,689
Kotak Mahindra Bank, Ltd.[1]	1,149,761	28,299
Hong Kong Exchanges and Clearing, Ltd.[1]	561,900	27,073
ICICI Bank, Ltd.[1]	1,327,135	13,087
ICICI Bank, Ltd. (ADR)	393,200	7,655
Patria Investments, Ltd., Class A	1,074,154	17,831
Guaranty Trust Holding Co. PLC[1]	307,903,264	16,733
Credicorp, Ltd.[2]	96,978	14,668
HDFC Life Insurance Company, Ltd.[1]	2,015,431	14,034
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1,3]	907,400	9,164
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1]	344,737	3,481
Bank BTPN Syariah Tbk PT1	48,723,763	12,169
Sberbank of Russia PJSC (ADR)[1]	3,475,770	3,645
Sberbank of Russia PJSC[1]	3,235,447	1,011
Nova Ljubljanska Banka dd (GDR)[1]	306,800	4,591
Kaspi.kz JSC[1,3]	55,114	3,255
TCS Group Holding PLC (GDR)[1,3]	326,069	3,112
TCS Group Holding PLC (GDR)[1]	9,293	89
TISCO Financial Group PCL, foreign registered shares[1]	863,900	2,587
Indian Energy Exchange, Ltd.[1]	504,417	1,389
Moscow Exchange MICEX-RTS PJSC[1,4]	2,020,003	929
		626,340
Health care 15.44%
BeiGene, Ltd. (ADR)[2]	385,938	81,247
BeiGene, Ltd., Class H1,2	619,800	10,040
Hutchmed China, Ltd. (ADR)[2]	2,372,368	64,647
Hutchmed China, Ltd.[1,2]	330,185	1,811
Jiangsu Hengrui Medicine Co., Ltd., Class A1	10,390,824	66,023
Hypera SA, ordinary nominative shares	7,303,982	47,496
WuXi Biologics (Cayman), Inc.[1,2]	2,552,000	21,182
Brii Biosciences, Ltd.[1,2,5]	9,864,500	18,401
Zai Lab, Ltd. (ADR)[2]	263,734	14,426
Rede D’Or Sao Luiz SA	1,456,500	14,419
Legend Biotech Corp. (ADR)[2]	308,183	12,201
Shandong Pharmaceutical Glass Co., Ltd., Class A1	2,342,985	11,650
CanSino Biologics, Inc., Class H1,2	576,200	10,427
Fleury SA, ordinary nominative shares	2,834,332	9,881
Aier Eye Hospital Group Co., Ltd., Class A1	1,018,543	5,882
American Funds Developing World Growth and Income Fund — Page 1 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
OdontoPrev SA, ordinary nominative shares	2,631,900	$5,870
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	411,695	5,511
Diagnósticos da América SA	793,924	3,865
		404,979
Information technology 14.07%
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	3,811,700	81,159
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	176,500	18,887
Tokyo Electron, Ltd.[1]	106,700	52,691
Broadcom, Inc.	52,802	31,018
Infosys, Ltd. (ADR)	1,337,496	30,040
MediaTek, Inc.[1]	706,000	27,987
Coforge, Ltd.[1]	350,375	21,273
Samsung Electronics Co., Ltd.[1]	340,046	20,516
PagSeguro Digital, Ltd., Class A2	1,190,121	18,971
DLocal, Ltd., Class A2	536,200	17,507
Vanguard International Semiconductor Corp.[1]	3,528,500	15,822
Kingdee International Software Group Co., Ltd.[1,2]	5,495,000	13,488
Venustech Group, Inc., Class A1	1,657,100	6,371
NHN KCP Corp.[1]	274,691	5,438
Globant SA2	12,776	3,501
Yeahka, Ltd.[1,2]	1,056,800	2,905
Genpact, Ltd.	32,350	1,354
		368,928
Communication services 10.78%
NetEase, Inc.[1]	1,748,100	33,655
NetEase, Inc. (ADR)	201,210	19,183
Tencent Holdings, Ltd.[1]	933,000	50,708
MTN Group, Ltd.[1,2]	2,962,837	37,525
Singapore Telecommunications, Ltd.[1]	14,849,500	27,620
Bharti Airtel, Ltd.[1,2]	2,790,805	25,589
HKBN, Ltd.[1]	19,761,500	24,858
PT Surya Citra Media Tbk[1,2]	1,226,222,500	22,100
Airtel Africa PLC[1]	10,984,800	20,740
Yandex NV, Class A1,2,4	914,033	6,751
América Móvil, SAB de CV, Series L (ADR)	344,184	6,237
Sea, Ltd., Class A (ADR)[2]	38,268	5,572
Indus Towers, Ltd.[1,2]	765,500	2,198
		282,736
Consumer discretionary 10.73%
Huazhu Group, Ltd. (ADR)[2]	1,070,033	44,256
Trip.com Group, Ltd. (ADR)[2]	1,310,143	33,828
Coupang, Inc., Class A2	1,034,056	27,423
MercadoLibre, Inc.[2]	21,269	23,963
MakeMyTrip, Ltd., non-registered shares[2]	774,112	21,737
Americanas SA, ordinary nominative shares	3,243,122	19,200
Midea Group Co., Ltd., Class A1	1,575,278	16,681
Kering SA1	23,506	16,493
Momo.com, Inc.[1]	331,900	11,891
Astra International Tbk PT1	27,111,288	10,955
Galaxy Entertainment Group, Ltd.[1,2]	1,908,000	10,579
Alibaba Group Holding, Ltd.[1,2]	777,900	10,273
Bloomberry Resorts Corp.[1,2]	66,381,500	9,755
American Funds Developing World Growth and Income Fund — Page 2 of 7

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
YUM! Brands, Inc.	68,500	$8,397
JD Health International, Inc.[1,2]	563,250	4,174
Cie. Financière Richemont SA, Class A1	28,514	3,827
adidas AG1	14,297	3,398
Pop Mart International Group, Ltd.[1,5]	586,000	2,932
Alibaba Health Information Technology, Ltd.[1,2]	2,190,000	1,525
		281,287
Consumer staples 6.36%
Varun Beverages, Ltd.[1]	3,303,425	41,462
Kweichow Moutai Co., Ltd., Class A1	74,059	21,061
Carlsberg A/S, Class B1	135,400	19,694
Nestlé SA1	134,037	17,499
Godrej Consumer Products, Ltd.[1,2]	1,687,019	17,197
Philip Morris International, Inc.	112,494	11,370
Fomento Económico Mexicano, SAB de CV	1,264,400	10,188
ITC, Ltd.[1]	3,188,629	9,171
Danone SA1	84,700	5,155
Wuliangye Yibin Co., Ltd., Class A1	102,929	3,105
Yihai International Holding, Ltd.[1]	641,000	2,665
Unilever PLC (GBP denominated)[1]	49,699	2,502
Dabur India, Ltd.[1]	314,099	2,354
Reckitt Benckiser Group PLC[1]	20,600	1,744
United Spirits, Ltd.[1,2]	94,012	1,109
X5 Retail Group NV (GDR)[1]	248,553	649
		166,925
Industrials 6.06%
Grupo Aeroportuario del Pacífico, SAB de CV, Class B2	2,169,500	31,557
International Container Terminal Services, Inc.[1]	4,925,570	20,292
Airbus SE, non-registered shares[1,2]	143,912	18,153
Grab Holdings, Ltd., Class A2	2,599,310	14,972
Epiroc AB, Class A1	378,929	7,153
Epiroc AB, Class B1	432,087	7,020
AirTAC International Group[1,2]	369,000	12,157
CCR SA, ordinary nominative shares	4,299,111	9,814
InPost SA1,2	1,588,321	9,807
DKSH Holding AG1	80,200	6,826
Wizz Air Holdings PLC[1,2]	142,178	6,358
Contemporary Amperex Technology Co., Ltd., Class A1	66,710	5,712
Hefei Meyer Optoelectronic Technology, Inc., Class A1	637,455	3,662
Quess Corp., Ltd.[1]	399,781	3,363
Centre Testing International Group Co., Ltd.[1]	595,930	1,971
		158,817
Materials 3.76%
Vale SA, ordinary nominative shares	2,970,618	53,211
Vale SA, ordinary nominative shares (ADR)	1,157,322	21,399
Nexa Resources SA5	799,374	6,355
Asian Paints, Ltd.[1]	134,476	5,687
Berger Paints India, Ltd.[1]	502,787	4,608
Alrosa PJSC[1,4]	9,682,504	3,856
Yunnan Energy New Material Co., Ltd., Class A1	81,942	3,389
		98,505
American Funds Developing World Growth and Income Fund — Page 3 of 7

unaudited
Common stocks (continued) Energy 2.12%	Shares	Value (000)
AKR Corporindo Tbk PT1	449,056,500	$23,607
Reliance Industries, Ltd.[1]	729,720	22,857
Gazprom PJSC (ADR)[1]	2,307,580	6,020
Rosneft Oil Company PJSC (GDR)[1]	705,296	1,909
TotalEnergies SE1	26,376	1,338
		55,731
Utilities 1.01%
Power Grid Corporation of India, Ltd.[1]	4,206,386	11,677
AES Corp.	376,356	7,990
ENN Energy Holdings, Ltd.[1]	343,100	4,979
China Gas Holdings, Ltd.[1]	1,240,200	1,959
		26,605
Real estate 0.36%
BR Malls Participacoes SA, ordinary nominative shares[2]	5,124,793	9,361
Total common stocks (cost: $2,317,593,000)		2,480,214
Preferred securities 2.66% Information technology 2.66%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,267,134	69,790
Total preferred securities (cost: $54,377,000)		69,790
Rights & warrants 0.00% Consumer discretionary 0.00%
Americanas SA, rights, expire 2022[1,2]	72,135	95
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[2]	39,834	35
Total rights & warrants (cost: $0)		130
Short-term securities 2.96% Money market investments 2.96%
Capital Group Central Cash Fund 0.15%[6,7]	774,994	77,500
Money market investments purchased with collateral from securities on loan 0.00%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[6,8]	16,159	16
Capital Group Central Cash Fund 0.15%[6,7,8]	108	11
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,8]	5,374	5
		32
Total short-term securities (cost: $77,531,000)		77,532
Total investment securities 100.19% (cost: $2,449,501,000)		2,627,666
Other assets less liabilities (0.19)%		(5,005)
Net assets 100.00%		$2,622,661
American Funds Developing World Growth and Income Fund — Page 4 of 7

unaudited
Investments in affiliates7

	Value of affiliates at 12/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 2/28/2022 (000)	Dividend income (000)
Short-term securities 2.96%
Money market investments 2.96%
Capital Group Central Cash Fund 0.15%[6]	$117,544	$131,204	$171,252	$7	$(3)	$77,500	$19
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.15%[6,8]	44		33[9]			11	—[10]
Total short-term securities						77,511
Total 2.96%				$7	$(3)	$77,511	$19
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,748,602,000, which represented 66.67% of the net assets of the fund. This amount includes $1,735,960,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,531,000, which represented .59% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	All or a portion of this security was on loan. The total value of all such securities was $1,936,000, which represented .07% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 2/28/2022.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Developing World Growth and Income Fund — Page 5 of 7

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may
American Funds Developing World Growth and Income Fund — Page 6 of 7

unaudited
transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$40,154	$585,257	$929	$626,340
Health care	254,052	150,927	—	404,979
Information technology	121,278	247,650	—	368,928
Communication services	30,992	244,993	6,751	282,736
Consumer discretionary	178,804	102,483	—	281,287
Consumer staples	21,558	145,367	—	166,925
Industrials	56,343	102,474	—	158,817
Materials	80,965	13,684	3,856	98,505
Energy	—	55,731	—	55,731
Utilities	7,990	18,615	—	26,605
Real estate	9,361	—	—	9,361
Preferred securities	—	69,790	—	69,790
Rights & warrants	35	95	—	130
Short-term securities	77,532	—	—	77,532
Total	$879,064	$1,737,066	$11,536	$2,627,666
Key to abbreviations
ADR = American Depositary Receipts
GBP= British pounds
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-100-0422O-S85313	American Funds Developing World Growth and Income Fund — Page 7 of 7